[Letterhead of Schulte Roth & Zabel LLP]

edward.schauder@srz.com

(212) 756-2153

November 26, 2004

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Brigitte Lippmann Lesli Sheppard Nathan Cheney Nudrat Salik
Re:
BlueLinx Holdings Inc.
Registration Statement on Form S-1 (the "Registration Statement")
File No. 333-118750

Dear Ms. Lippmann, Ms. Sheppard, Mr. Cheney and Ms. Salik:

        On behalf of BlueLinx Holdings Inc. (the "Registrant"), we have filed simultaneously by EDGAR Amendment No. 3 to the above-referenced Registration Statement ("Amendment No. 3") addressing comments contained in the Comment Letter (as defined below) and filing certain requisite exhibits.

        The Registrant previously paid $19,005 of the total registration fee of $23,531 on August 31, 2004 in connection with the initial filing of the Registration Statement. The Registrant has paid the difference of $4,526 in connection with the filing of Amendment No. 3.

        This letter is in response to the comments of the Staff set forth in its letter dated October 27, 2004 concerning the Registration Statement (the "Comment Letter"). For the convenience of the Staff, we have repeated each of the Staff's comments in italics immediately above our responses to each corresponding comment. Capitalized terms used herein and not otherwise defined herein shall have the meanings set forth in Amendment No. 3.

        Our responses to the Staff's comments set forth in the Comment Letter dated October 27, 2004 are as follows:

General

  1.
  We reissue prior comment 1. Since the price range triggers a number of disclosure matters, we will need sufficient time to process your amendments once a price range is included. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

        The Registrant has included a price range in Amendment No. 3, and has updated its disclosure to include all related information.

  2.
  We reissue prior comment 2.

        The Registrant has filed all of the remaining exhibits with Amendment No. 3 except for the underwriting agreement, which is still being negotiated. The underwriting agreement will be filed by pre-effective amendment as soon as practicable.

  3.
  We note your response to prior comments 34, 84, 86 and will review the information upon receipt.

        The Registrant has determined that there will not be a stock split effected in connection with the offering. The pro forma basic and diluted earnings per share information requested by the Staff in prior comment 34 has been added.

        With respect to prior comment 84, the Registrant supplementally provided the reconciliation requested by the Staff on November 7, 2004.

        In addition, with respect to prior comment 86, the disclosure requested by the Staff regarding the aggregate intrinsic value of all outstanding options based on the IPO price has been added.

  4.
  The financial statements should be updated, as necessary, to comply with Rule 3-12 of Regulation S-X at the effective date of the registration statement. It is our understanding that the most recent quarter ended on October 2, 2004. If the financial statements are not updated to October 2, 2004, tell us and describe in the filing any adverse developments during the most recent quarter.

        The Registrant has updated the financial statements to October 2, 2004 to comply with Rule 3-12 of Regulation S-X.

  5.
  Each amendment to the registration statement should include a currently dated consent of the registered public accountant.

        The Registrant has included a currently dated consent of the registered public accountant in Amendment No. 3 and will include such a consent in all subsequent amendments.

  6.
  With respect to your artwork, please revise to delete the terms "largest distributor" or revise to qualify this statement on the artwork.

        The revision requested by the Staff has been made.

Prospectus Summary, pages 2-5

  7.
  When disclosing the historical results of pre-acquisition periods outside of the historical financial statements or pro forma presentation (pages 31 to 35), please inform the reader that the financial statements used to arrive at these amounts were prepared on a carve-out basis with not all costs such as interest expense allocated to these financial statements. In addition, refer the reader to Note 1 of the financial statements for the year ended January 3, 2004.

        The revisions requested by the Staff have been made.

  8.
  Please qualify your statement here and elsewhere in your prospectus that you "are the largest distributor of building products in the United States." We note your revised disclosure in the second paragraph under the subheading "Industry Overview."

        The revisions requested by the Staff have been made.

  9.
  Please identify the "third-party" you mention in the first sentence on page 3.

        In response to comment 10 below, the section formerly on page 3 of the Registration Statement to which this comment relates has been deleted.

  10.
  We reissue prior comment 11. Remove the section on page 3 or discuss industry conditions and trends that may harm your business. In addition, if you want to highlight key aspects of your business strategy, please do so in a short bullet-point list.

        The section formerly on page 3 of the Registration Statement has been deleted. In addition, we have revised the Registrant's business strategy section in the summary as requested by the Staff.

  11.
  We note your response to prior comment 14. Supplementally, please provide us documents supporting the basis for all of your assertions about your market share in the industry. We may have further comments.

        The Registrant supplementally provided the documents requested by the Staff on October 28, 2004.

The Offering, page 6

  12.
  We note your response to prior comment 18. Please revise here and in the risk factor heading that Cerberus will receive approximately 90% of the proceeds of the offering since it appears that they will receive at least $129 million of the proceeds of the offering.

        The revisions requested by the Staff have been made.

Non-GAAP Financial Measures—Working Capital, page 11

  13.
  We note your response to prior comment 5. Paragraph 3 of Chapter 3(A) of ARB 43 defines Working Capital as the excess of current assets over current liabilities. We do not think it is appropriate to use the description "Working Capital" to describe an amount determined other than in accordance with definition provided in ARB 43. Item 10(e)(1)(ii)(E) of Regulation S-K states that a registrant must not use titles or descriptions of non-GAAP financial measures that are the same as, or confusingly similar to, titles or descriptions used for GAAP financial measures. Given this, revise the title of your measure. In addition, tell us which comparable companies are using this measure.

        Upon further consideration of the Staff's prior comment 5, the Registrant has revised its definition of "Working Capital" to reflect a GAAP financial measure.

  14.
  Please revise the table you have provided to present working capital as defined by ARB 43. Correspondingly you should reconcile working capital as defined by ARB 43 to the Non-GAAP financial measure. Refer to Item 10(e)(l)(i)(B).

        As noted in response 13 above, the Registrant has revised its definition of "Working Capital" to reflect a GAAP financial measure. Accordingly, the reconciliation requested by the Staff is no longer necessary.

  15.
  Clarify your disclosure to state how management believes the presentation of this financial measure provides useful information to investors regarding your liquidity.

        As noted in response 13 above, the Registrant has revised its definition of "Working Capital" to reflect a GAAP financial measure. Accordingly, the clarification requested by the Staff is no longer necessary.

  16.
  Your explanation states that much of the investment in inventory and accounts receivable is borne by vendors through payables and other non-interest bearing liabilities is a key measure of success used by distributors and the investment analysts that evaluate them. It is not clear to us why you would differentiate between interest bearing and non-interest bearing liabilities in evaluating your financial performance.

        As noted in response 13 above, the Registrant has revised its definition of "Working Capital" to reflect a GAAP financial measure. Accordingly, the Registrant no longer differentiates between interest bearing and non-interest bearing liabilities in the applicable disclosure.

Risk Factors, pages 12-20

We may incur substantial costs relating to Georgia-Pacific's.... page 17

  17.
  We reissue prior comment 28. Please clarify why judges and juries may determine that you are liable for Georgia-Pacific product liability related claims. We may have further comments.

        The clarifications requested by the Staff have been added.

Affiliates of Cerberus control us.... page 18

  18.
  We reissue prior comment 30. Please disclose that five of your directors are affiliated with Cerberus.

        As more fully described in our prior response letter to comments 55 and 57 and page 73 of the Prospectus, the only individual affiliated with Cerberus within the meaning of the Securities Act is Stephen Feinberg. Cerberus is one of numerous entities affiliated with Cerberus Capital Management, L.P., virtually all of which are under Stephen Feinberg's ultimate direction and control. The directors who are either employees of or advisors to Cerberus do not fall within the technical definition of an affiliate since they do not directly or indirectly through one or more intermediaries, control and are not controlled by, or under common control with Cerberus. However, we have revised the disclosure to clarify that five of the Registrant's nine directors are either employees of or advisors to Cerberus.

Our controlling stockholder and its affiliates will receive a significant.... page 19

  19.
  Disclose that Cerberus and its affiliates will receive $35 million for the preferred stock and that it will receive a total of at least $129 million out of the proceeds of the offering. Also quantify the amount of interest to be paid on the term loan and the amount of dividends to be paid on the preferred stock.

        The disclosure requested by the Staff has been added. The Registrant has also quantified in the disclosure the amount of interest to be paid on the term loan and the amount of dividends to be paid on the preferred stock.

Use of Proceeds, page 22

  20.
  We note on page 3 you disclose your belief that having a public company will be useful in pursuing acquisitions. Please disclose if you intend to use proceeds for this purpose. Refer to Item 504 of Regulation S-K, instruction 6.

        In response to comment 10 above, the Registrant has deleted the disclosure previously on page 3 of the Registration Statement. Since the Registrant does not intend to use the proceeds from the offering to pursue acquisitions, no additional disclosure has been added.

Capitalization, page 24

  21.
  So that it is clear that the presently outstanding $100 million mortgage loan issued on May 7, 2004 by ABPMC, an affiliate of Cerberus, will be refinanced by the third party mortgage and mezzanine financing described on page 76 simultaneously with the proposed offering, revise the presentation in the table of capitalization on page 24 to show the new $165 million of debt as a separate line item. Include a description or cross reference to a description of the mortgage and mezzanine financing.

        The revisions requested by the Staff have been made and the cross-reference to the discussion on the mortgage financing added. We note that, since the time of the last filing, the Registrant has decided not to engage in the mezzanine financing, and the disclosure in the Registration Statement has been revised accordingly.

Management, page 68

  22.
  Please disclose Michael Rossi's affiliation with Cerberus.

        The disclosure requested by the Staff has been added.

Principal Stockholders, page 74

  23.
  We reissue prior comment 56. Please include in the footnotes to the table the securities issuable within 60 days.

        The disclosure has been clarified to make clear that there are no securities issuable within 60 days of September 30, 2004 to anyone listed in the Principal Stockholder table.

Certain Relationships and Related Transactions, page 76

  24.
  We reissue our prior comment 60 with respect to the each reported transaction for which you did not state was at least as fair to the company as you would expect to negotiate with third parties.

        The disclosure requested by the Staff, or equivalent disclosure based on the nature of the reported transaction, has been added where applicable.

  25.
  Please disclose the name of the lender for your mortgage loan and explain why you have included this financing in this section.

        The disclosure requested by the Staff has been added. Since the new mortgage is with an independent third party, the Registrant has deleted the discussion of the new mortgage loan from "Certain Relationships and Related Transactions" and revised its disclosure in the "Description of Indebtedness—Mortgage" section of the Prospectus to include the more fulsome discussion of the new mortgage loan.

  26.
  Tell us more about the terms of the mezzanine loans that you will secure simultaneously with the offering. We assume that the 61 warehouse properties you refer to are the warehouse properties listed under the caption, Properties and Facilities, on page 62. We also assume that the loan documents and master lease agreement will be filed as exhibits. Please confirm.

        The mortgage refinancing was consummated on October 27, 2004. As indicated above, the Registrant has determined not to engage in a mezzanine loan and has revised its disclosure accordingly. The Registrant confirms that the 61 warehouse properties that secure the mortgage loan are the warehouse properties listed under the caption "Properties and Facilities" in the Prospectus. The Registrant has clarified its disclosure accordingly. The Registrant has filed the loan documents and master lease agreement as exhibits with Amendment No. 3.

  27.
  Clarify your disclosure to state why you have characterized this financing as mezzanine. In addition, clarify what you mean by "direct membership interests in our property-owning consolidated subsidiaries."

        As mentioned above, the Registrant has determined not to engage in a mezzanine loan. Accordingly, the reference to "direct membership interests in our property-owning consolidated subsidiaries" has been deleted since it is no longer relevant.

  28.
  With respect to the 61 warehouse properties that will act as security for the mortgage loan and mezzanine financing, tell us the carrying amount of the properties in the BlueLinx July 3, 2004 balance sheet and the appraised amount of the properties.

        The book value of the land and buildings that secured the mortgage loan as of July 3, 2004 was $139,088,321. The appraised value of such properties based on an appraisal conducted by Cushman & Wakefield as of April 2004 was $248,933,000. The difference in value is due to the allocation of excess fair value over cost. For additional information, please see the discussion under the heading "Registrant's Position and Support for Valuation of Restricted Shares Sold to Management for Cash at May 7, 2004" on page 4 of the document entitled "Reconciliation of Equity Issuances and Valuation Analysis" which the Registrant provided supplementally on November 7, 2004.

Underwriting, pages 89-92

  29.
  We reissue prior comment 66. Disclose the amount of the fees paid to Goldman Sachs under the revolving credit facility.

        In response to the Staff's comment, the Registrant respectfully submits that the fee paid to Goldman, Sachs & Co. under the revolving credit facility does not constitute underwriters' compensation for purposes of the NASD's Rules of Fair Practice, and is therefore not required to be disclosed pursuant to Item 508(e) of Regulation S-K. The Registrant notes that, pursuant to paragraph (c)(3)(B)(ii) of NASD Rule 2710, "cash compensation for acting as placement agent for a private placement or for providing a loan, credit facility, or for services in connection with a merger/acquisition" is not considered an "item of value," and therefore does not constitute underwriting compensation for purposes of the NASD's Rules.

        In addition, in accordance with Item 508(a) of Regulation S-K, which requires disclosure of the nature of any material relationship between the Registrant and the underwriters, the Registrant has disclosed, in the last paragraph of the "Underwriting" section, that certain underwriters received customary fees in connection with commercial banking services provided to the Registrant. The Registrant believes that its disclosure in respect of these matters is entirely consistent with market practice, and that the additional disclosure of the actual fee paid is not required.

  30.
  We reissue prior comment 67. Disclose that the representatives will use their sole discretion in determining whether to consent to waiving the 180-day lock-up agreement.

        The disclosure requested by Staff has been added.

  31.
  We note your response to prior comment 69. Please provide us with copies of all information concerning your company or prospectus that has appeared on Yahoo's website.

        None of the underwriters has yet posted any road show presentation or copy of the prospectus on Yahoo Net Road Show, and none will do so prior to the circulation of a revised preliminary prospectus.

Financial Statements

Environmental and Legal Matters

  32.
  We note your response to prior comment 81. Provide detailed disclosures about the terms of the indemnification. We note that on page 16 you disclose, "However, any remediation costs may not be covered by indemnification or insurance." We also note that in Section 8.4(d) of the Asset Purchase Agreement, Georgia Pacific can dispute its obligation to indemnify you for an environmental matter, which indicates that you may not be fully indemnified of all pre-closing environmental liabilities. Please advise.

        Pursuant to the asset purchase agreement, there is no limitation on Georgia-Pacific's indemnification of the Registrant for environmental liabilities arising prior to May 7, 2004. This includes Georgia Pacific's responsibility for remediation costs resulting from conditions existing prior to May 7, 2004. The disclosure beginning on page 14 (formerly on page 16) of the Registration Statement has been revised to clarify this. Although Georgia-Pacific can dispute its obligation to indemnify the Registrant for environmental matters, that dispute would relate solely to a factual determination regarding when the claim arose (e.g. before or after May 7) or whether a valid claim exists, the Registrant does not believe that this language creates any limitation on Georgia-Pacific's contractual indemnity obligation under the asset purchase agreement. Even if not provided for in the asset purchase agreement, as a matter of law, Georgia-Pacific would be able to dispute any indemnity claim that it believes is beyond the scope of the contractual indemnity.

Statements of Certain Assets and Liabilities and Consolidated Balance Sheets, pages F-3 and F-25

  33.
  Separately disclose accounts payable and bank overdrafts. Note that if any individual component exceeds 5% of total current liabilities, it should be stated separately on the balance sheet or in the notes to the financial statements. Refer to paragraph 20 of Rule 5-02 of Regulation S-X.

        The revisions requested by the Staff have been made.

  34.
  If material, separately show transportation equipment and disclose the estimated useful life for depreciation purposes.

        Transportation equipment, consisting of trucks and trailers, amounted to approximately $18 million at October 2, 2004 or approximately 1% of total assets. The Registrant does not consider this amount to be material and therefore has not disclosed transportation equipment separately.

Note 1. Basis of Presentation and Background—Allocation of Costs from Georgia-Pacific, page F-7

  35.
  We note your response to prior comment 79. Please provide the average balance due to or due from Georgia-Pacific for each period for which an income statement is required. In addition, disclose that you are unable to provide estimates of the components of the intercompany balances at each of the balance sheet dates. Refer to Question 4 of SAB Topic 1.B.1.

        The disclosure requested by the Staff has been added.

Business Combinations, page F-30

  36.
  We note your response comment 39. We also note discussion of the master supply agreement provided on pages 14, 15 and 61. Please expand your disclosure to provide a summary of the terms of the master supply agreement including why you believe that the economic terms are beneficial to you.The filing should include disclosure about the pricing mechanism in the supply agreement sufficient to provide an understanding of the reason the agreement is beneficial to the company.

        The disclosure requested by the Staff has been added.

        In addition, provide us with the valuation report used to arrive at the $5 million supply agreement intangible asset.

        The Registrant has provided supplementally on October 28, 2004 the valuation report requested by the Staff.

Item 15. Recent Sales of Unregistered Securities, page II-2

  37.
  With respect to the first three items on your list, please revise to state the facts upon which you determined that each sale was exempt from registration.

        The revisions requested by the Staff have been made.

  38.
  We note your response to prior comment 84. In May 2004 the Company issued 1,900,000 common shares in a private placement at 25 cents per share to 6 employees. While the per share amount is the same as that for the issuance of 18,099,900 to Cerberus, the founding shareholder at the same time, we do not believe the transaction with Cerberus necessarily establishes the fair value of the shares sold in the private placement. Absent any transactions with independent third parties, it is not clear how you determined the fair value of the shares sold in the private placement to employees. Please advise. Please provide the staff with your valuation analysis or other support in order to establish that the transaction should not be treated as compensatory.

        The Registrant supplementally provided the analysis and supporting documentation requested by the Staff on November 7, 2004.

  39.
  In addition, for the options issued on August 30, 2004 and August 31,2004, provide us with your calculation of the $5.82 per option fair value using the Black-Scholes stock option pricing model. Your response should also include a summary of the assumptions used in the model as well as your basis for using those assumptions. The assumptions discussed should include the interest rate, volatility, duration and fair value at the date of grant. Explain the basis of the fair value at the date of grant.

        The Registrant supplementally provided the information requested by the Staff on November 7, 2004.

  40.
  We note your response to prior comment 85. Provide the following disclosures as previously requested for shares issued to employees, as applicable, by grant date:

  •
  Number of options or shares granted;

  •
  Exercise price;

  •
  Fair Value of common stock;

  •
  Intrinsic value per option, if any;

  •
  Whether the valuation used to determine the fair value of the equity instruments was contemporaneous or retrospective; and

  •
  If the valuation specialist was a related party, indicate as such.

        The disclosure requested by the Staff has been added.

        Amendment No. 3 to the Registration Statement was filed by the Registrant in response to the comments set forth in the Comment Letter. As previously discussed with the Staff, the Registrant intends to print its preliminary prospectus today and to commence its road show on December 1, 2004. Accordingly, we respectfully request your prompt review of Amendment No. 3 to the Registration Statement.

        *    *    *    *    *

                      Very truly yours,

                      /s/ Edward H. Schauder
                      Edward H. Schauder, Esq.

CC:
Barbara V. Tinsley
BlueLinx Holdings Inc.
General Counsel and Secretary

Michael R. Littenberg, Esq.
Schulte Roth & Zabel LLP